Note 17 - Financial Instruments - Reconciliation in Level 3 Instruments Measured on Recurring Basis (Details) - Fair Value, Recurring [Member] - Fair Value, Inputs, Level 3 [Member] - Earn-out Shares Liabilities [Member] - USD ($)
$ in Thousands
	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Opening balance	$ 6,631	$ 10,012
Included in earnings	109	(4,165)
Reclass from Earnout-RSU	182	784
Closing balance	$ 6,922	$ 6,631